Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Net loss per common share - basic and diluted (1) (2)
Schedule of Earnings Per Share, Basic and Diluted

Basic net income (loss) attributable to Beneficient per common share for the three months ended June 30, 2024 and 2023, is as follows:

(Dollars in thousands)	Three Months Ended June 30,
	2024	2023
Net income (loss)	$44,310	$(1,155,970)
Plus: Net loss attributable to noncontrolling interests	7,713	44,552
Less: Noncontrolling interest guaranteed payment	(4,356)	(4,105)
Net income (loss) attributable to Beneficient common shareholders	$47,667	$(1,115,523)
Net income (loss) attributable to Class A common shareholders	44,770	(1,013,454)
Net income (loss) attributable to Class B common shareholders	2,897	(102,069)

Basic weighted average of common shares outstanding
Class A	3,696,979	2,302,000
Class B	239,256	239,256

Basic net income (loss) attributable to Beneficient per common share
Class A	$12.11	$(440.25)
Class B	$12.11	$(426.61)

Diluted net income attributable to Beneficient per common share for the three months ended June 30, 2024, is as follows:

(Dollars in thousands)
Diluted income per share	Three Months Ended June 30, 2024
Net income attributable to Beneficient common shareholders - Basic	$47,667
Less: Net loss attributable to noncontrolling interests - Ben	(7,187)
Plus: Noncontrolling interest guaranteed payment	4,356
Net income attributable to Beneficient common shareholders - Diluted	$44,836

Basic weighted average of common shares outstanding (Class A and Class B)	3,936,235
Dilutive effect of:
Preferred Series B-1	165,151
Class S Ordinary	66,982
Class S Preferred	605
Preferred Series A Subclass 0	62,093,987
Preferred Series A Subclass 1	199,826,619
Restricted Stock Units	21,118
Diluted weighted average of common shares outstanding (Class A and Class B)	266,110,697

Diluted net income attributable to Beneficient per common share (Class A and Class B)	$0.17

Basic and diluted net loss attributable to Beneficient per common share for the years ended March 31, 2024 and 2023, are as follows:

	Year Ended March 31,
(Dollars in thousands)	2024	2023
Net loss	$(2,658,180)	$(252,100)
Less: Net (income) loss attributable to noncontrolling interests	579,332	136,942
Less: Noncontrolling interest guaranteed payment	(16,793)	(15,822)
Net loss attributable to Beneficient	(2,095,641)	(130,980)
Net loss attributable to Beneficient common shareholders	$(2,095,641)	$(130,980)
Net loss attributable to Class A common shareholders	(1,955,861)	(118,402)
Net loss attributable to Class B common shareholders	(139,780)	(12,578)

Weighted average of common shares outstanding — basic and diluted
Class A	2,904,851	2,252,228
Class B	239,256	239,256

Net loss attributable to Beneficient per common share - Basic and Diluted
Class A	$(673.31)	$(52.57)
Class B	$(584.23)	$(52.57)

Schedule of Computing Diluted Net Loss Per Share

In computing diluted net loss per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the three months ended June 30, 2024 and 2023, were as follows:

	Shares
	Three Months Ended June 30,
	2024	2023
Class S Ordinary	—	68,900
Class S Preferred	—	605
Preferred Series A Subclass 0	—	32,060,425
Preferred Series A Subclass 1	—	112,360,624
Preferred Series C Subclass 1	—	550,510
Restricted Stock Units	129,002	99,581
Warrants	30,874,686	29,696,875
Total anti-dilutive shares	31,003,688	174,837,520

In computing diluted net loss per share, we considered potentially dilutive shares. Anti-dilutive shares not recognized in the diluted net loss per share calculation for the years ended March 31, 2024 and 2023, were as follows:

	Shares
	Year Ended March 31,
	2024	2023
Series B Preferred Stock	29,786	—
Class S Ordinary	67,936	72,948
Class S Preferred	606	1,171
Preferred Series A Subclass 0	1,044,524	247,450
Preferred Series A Subclass 1	3,510,235	797,395
Preferred Series C	151,917	200,861
Restricted Stock Units	100,214	105,133
Warrants	312,012	—
Total anti-dilutive securities	5,217,230	1,424,958